Note 10 - Notes Payable Officers and Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 10 – Notes Payable Officers and Related Party Transactions

Related party notes payable as of December 31, 2018 and December 31, 2017 consists of the following:

Description	December 31, 2018	December 31, 2017
Notes payable – Director bearing interest at 12% per annum, unsecured, demand notes.	$60,000	$60,000
Note payable - Officer bearing interest at 12% per annum, unsecured, demand note	61,052	61,052
Note payable – other bearing interest at 12% per annum, unsecured, demand note.	48,497	66,774
Total	$169,549	$187,826

The first note in the amount of $60,000 provides for interest at 12% per annum and is unsecured.  This note resulted in an interest charge of $34,304 accrued and unpaid at December 31, 2018.

The second note has a current balance of $61,052 as of December 31, 2018.  The note is an unsecured demand note and bears interest at 12% per annum. This note resulted in an interest charge of $20,061 accrued and unpaid at December 31, 2018.

The third note is from a related party and has a current balance of $48,497 as of December 31, 2018.  The note is an unsecured demand note and bears interest at 12% per annum. This note resulted in an accumulated interest charge of $19,163 accrued and unpaid at December 31, 2018.